Post-retirement benefit obligations - Reconciliation (Details) - Healthcare - Benefit obligation - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	R 3,713	R 3,377
Movements recognised in the income statement:	442	407
current service cost	44	44
interest cost	398	394
curtailments and settlements		(31)
Actuarial (gains) losses recognised in other comprehensive income:	(131)	201
arising from changes in financial assumptions	(325)	527
arising from change in actuarial experience	194	(326)
Benefits paid	(252)	(209)
Translation of foreign operations	32	(63)
Ending balance	3,804	3,713
South Africa
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	3,456	2,992
Movements recognised in the income statement:	421	413
current service cost	30	26
interest cost	391	387
Actuarial (gains) losses recognised in other comprehensive income:	(91)	237
arising from changes in financial assumptions	(284)	539
arising from change in actuarial experience	193	(302)
Benefits paid	(230)	(186)
Ending balance	3,556	3,456
United States
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	257	385
Movements recognised in the income statement:	21	(6)
current service cost	14	18
interest cost	7	7
curtailments and settlements		(31)
Actuarial (gains) losses recognised in other comprehensive income:	(40)	(36)
arising from changes in financial assumptions	(41)	(12)
arising from change in actuarial experience	1	(24)
Benefits paid	(22)	(23)
Translation of foreign operations	32	(63)
Ending balance	R 248	R 257